Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 400,000	Fees	UNITED STATES		National Government of the United States
#: 2
	110,000	Fees	UNITED STATES		National Government of the United States
#: 3
	210,000	Taxes	UNITED STATES	WYOMING	Johnson County Wyoming
#: 4
	160,000	Taxes	UNITED STATES	WYOMING	Johnson County Wyoming
#: 5
	370,000	Taxes	UNITED STATES	UTAH	County of San Juan, Utah
#: 6
	160,000	Fees	UNITED STATES	UTAH	State of Utah
#: 7
	160,000	Royalties	UNITED STATES	UTAH	State of Utah
#: 8
	40,000	Fees	UNITED STATES	UTAH	State of Utah
#: 9
	120,000	Fees	UNITED STATES	WYOMING	State of Wyoming
#: 10
	370,000	Taxes	UNITED STATES			Nichols Ranch
#: 11
	520,000	Fees	UNITED STATES			Nichols Ranch
#: 12
	370,000	Taxes	UNITED STATES			White Mesa Asset Group
#: 13
	180,000	Fees	UNITED STATES			White Mesa Asset Group
#: 14
	160,000	Royalties	UNITED STATES			Colorado Plateau
#: 15
	80,000	Fees	UNITED STATES			Colorado Plateau
#: 16
	20,000	Fees	UNITED STATES			White Canyon Corp
#: 17
	$ 30,000	Fees	UNITED STATES			Henry Mountains